CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities
Net Income	$ 3,647,515	$ 3,266,657	$ 5,365,165	$ 4,203,009
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	568,249	477,996	663,031	374,123
Stock compensation expense	22,917	0	0	0
Loss on fixed assets disposal	123,587	0	0	144,732
Changes in deferred tax	0	0	(172,474)	(42,407)
Bad debt allowance	247,228	0	0	0
Changes in operating assets and liabilities:
Accounts receivable	(5,767,016)	(4,903,096)	(11,784,975)	(2,448,235)
Accounts receivable - related party	28,289	250,573	536,881	80,336
Advance to suppliers	(1,267,246)	(62,051)	(13,609)	(156,830)
Inventories	(937,622)	325,593	4,383	1,322,444
Note receivable	0	0	0	16,763
Other current assets	(4,566)	(68,076)	18,365	45,123
Accounts payable	(1,657,685)	1,412,664	3,754,075	149,571
Advance from customers	(13,379)	(25,498)	65,266	(96,590)
Accrued expenses and other payables	96,059	(457,172)	(412,246)	304,174
Deferred rent payable	(4,472)	9,873	13,243	4,049
Taxes payable	1,011,118	539,340	1,497,129	995,422
Net Cash (Used in) Provided by Operating Activities	(3,907,024)	766,803	(465,766)	4,895,684
Cash Flows From Investing Activities
Deposit on factory construction	(799,266)	(617,906)	(619,310)	0
Cash received from fixed assets disposal	8,357	141,231	141,231	0
Acquisition of Diamond Bar Outdoors, Inc.	0	(450,000)	(450,000)	0
Acquisition of intangible asset	(538,230)	(200,000)	(200,000)	0
Purchase of heritage and cultural assets	0	(125,053)	(125,541)	0
Purchase of property and equipment	(587,419)	(348,488)	(589,185)	(4,742,229)
Cash paid for construction in progress	(1,603,925)	0	(11,840)	0
Net Cash Used in Investing Activities	(3,520,483)	(1,600,216)	(1,854,645)	(4,742,229)
Advance to related parties	0	(1,556,901)	(1,560,085)	0
Repayment from related parties	0	1,355,314	1,357,289	332,373
Proceeds from subscription receivable	0	450,000	450,000	0
Proceeds of line of credit and bank loan	4,539,939	0	0	0
Cash proceeds from private placement, net	1,753,849	3,859,933	3,859,933	0
Payment for note payable	0	(80,000)	(80,000)	0
Due from factor	203,351	0	(203,351)	0
Cash received from warrants exercised	142,600	0	0	0
Contribution by cash	0	0	0	500,000
Dividend paid	0	0	0	(2,172,590)
Net Cash Provided by Financing Activities	6,639,739	4,028,346	3,823,786	(1,340,217)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(5,226)	(4,869)	16,800	(500)
Net decrease in cash and cash equivalents	(792,994)	3,190,064	1,520,175	(1,187,262)
Cash and cash equivalents, beginning of period	2,505,179	985,004	985,004	2,172,266
Cash and cash equivalents, ending of period	1,712,185	4,175,068	2,505,179	985,004
Cash paid during the period for:
Income tax payments	207,037	122,746	126,702	78,936
Interest expense	63,110	0	0	0
Supplemental Disclosure of Non-Cash Financing Activities
Subscription receivable from sales of common stock	0	2,400,000	2,400,000	0
Transfer from construction in progress to fixed assets	0	0	0	527,839
Construction deposit transfer to construction in progress	$ 633,212	$ 0	$ 0	$ 0